Financial risk management (Schedule of Contractual Maturities of Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 21,131
Glencore pre-payment facility	2,862
Convertible debenture	10,000
Interest on convertible debenture	1,353
Promissory note	5,000
Interest on promissory note	511
Government loan	4,499
Loan payable	6,025
Projected pension contributions	6,480
Decommissioning provision	10,029
Other long-term liabilities	4,619
Total contractual maturities of financial liabilities on an undiscounted basis	72,509
Other Long-Term Liabilities [Member] | Less than 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	21,131
Glencore pre-payment facility	2,862
Convertible debenture
Interest on convertible debenture	600
Promissory note
Interest on promissory note	356
Government loan	947
Loan payable	6,025
Projected pension contributions	2,228
Decommissioning provision
Other long-term liabilities
Total contractual maturities of financial liabilities on an undiscounted basis	34,149
Other Long-Term Liabilities [Member] | 2-3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Glencore pre-payment facility
Convertible debenture	10,000
Interest on convertible debenture	753
Promissory note	5,000
Interest on promissory note	155
Government loan	3,552
Loan payable
Projected pension contributions	2,120
Decommissioning provision
Other long-term liabilities	4,068
Total contractual maturities of financial liabilities on an undiscounted basis	25,648
Other Long-Term Liabilities [Member] | 4-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Glencore pre-payment facility
Convertible debenture
Interest on convertible debenture
Promissory note
Interest on promissory note
Government loan
Loan payable
Projected pension contributions	1,699
Decommissioning provision
Other long-term liabilities	22
Total contractual maturities of financial liabilities on an undiscounted basis	1,721
Other Long-Term Liabilities [Member] | Over 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Glencore pre-payment facility
Convertible debenture
Interest on convertible debenture
Promissory note
Interest on promissory note
Government loan
Loan payable
Projected pension contributions	433
Decommissioning provision	10,029
Other long-term liabilities	529
Total contractual maturities of financial liabilities on an undiscounted basis	$ 10,991